Earnings / (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings / (Loss) Per Share [Abstract]
Calculation of Basic and Diluted Earnings per Share
The components of the calculation of basic and diluted net loss per common share in each of the periods comprising the accompanying consolidated statements of comprehensive income/(loss) are as follows:

	Year ended September 30, 2018	Three months ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Net income/(loss) and comprehensive income/(loss)	$980,938	$276,442	$1,088,149	$(1,753,533)
Less: Cumulative dividends on Series A Preferred Shares	(1,646,775)	(992,745)	(372,022)	—
Plus: Gain on extinguishment of preferred stock pursuant to the Series A Preferred Stock Amendment Agreement, net of expenses	—	—	112,637	—
Net income/ (loss) and comprehensive income/ (loss) available to common shareholders	(665,837)	(716,303)	828,764	(1,753,533)
Weighted average number of common shares outstanding, basic and diluted	2,400,000	2,400,000	2,662,383	67,735,195
(Loss)/Earnings per common share, basic and diluted	$(0.28)	$(0.30)	$0.31	$(0.03)